Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,105,291	$ 2,821,570
Accounts and other receivables, net	1,139,204	811,674
Inventory	27,608	18,484
Prepaid expenses and other current assets	422,995	321,017
Total current assets	2,695,098	3,972,745
Non-current assets:
Property and equipment, net	375,385	458,633
Operating lease right-of-use asset, net	463,011	370,312
Finance lease right-of-use asset, net	780,872	1,165,844
Goodwill	1,404,486	1,404,486
Intangible assets, net	775,139	833,472
Other assets	19,676	16,060
Total assets	6,513,667	8,221,552
Current liabilities:
Accounts payable	987,311	604,789
Accrued expenses	1,398,722	1,149,811
Unearned revenue	24,404	33,058
Operating lease liability, current portion	127,498	94,708
Finance lease liability, current portion	395,301	365,463
Notes payable, current portion	171,669
Total current liabilities	3,104,905	2,247,829
Non-current liabilities
Operating lease liability, net of current portion	342,098	283,001
Finance lease liability, net of current portion	444,448	835,467
Notes payable, net of current portion	20,180
Total liabilities	3,911,631	3,366,297
Commitments and contingencies (See Note 11)
Stockholders’ equity:
Preferred stock, no shares issued or outstanding at December 31, 2024 and 2023, respectively
Common stock, par value $0.007 per share; 100,000,000 shares authorized; 15,576,674 and 9,394,610 shares issued and outstanding as of December 31, 2024 and 2023, respectively	106,593	65,762
Additional paid-in capital	56,139,753	49,393,972
Accumulated deficit	(53,644,310)	(44,604,479)
Total stockholders’ equity	2,602,036	4,855,255
Total liabilities, and stockholders’ equity	$ 6,513,667	$ 8,221,552